Consolidated balance sheet - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets [Abstract]
Cash and central bank balances		€ 164,586	€ 178,896
Interbank balances (w/o central banks)		6,567	7,195
Central bank funds sold and securities purchased under resale agreements		11,547	11,478
Securities borrowed		104	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets		108,465	92,867
Positive market values from derivative financial instruments		258,737	299,856
Non-trading financial assets mandatory at fair value through profit and loss		91,915	89,654
Financial assets designated at fair value through profit or loss		166	168
Total financial assets at fair value through profit or loss		459,283	482,545
Financial assets at fair value through other comprehensive income		29,824	31,675
Equity method investments		1,023	1,124
Loans at amortized cost		483,784	491,175
Property and equipment		6,010	6,103
Goodwill and other intangible assets		7,141	7,092
Other assets	[1]	128,438	118,124
Assets for current tax		1,552	1,584
Deferred tax assets		6,962	7,225
Total assets		1,306,820	1,344,217
Liabilities and equity [Abstract]
Deposits		600,224	629,183
Central bank funds purchased and securities sold under repurchase agreements		2,331	573
Securities loaned		10	13
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		54,006	50,616
Negative market values from derivative financial instruments		243,296	282,418
Financial liabilities designated at fair value through profit or loss		79,146	54,634
Investment contract liabilities		483	469
Total financial liabilities at fair value through profit or loss		376,931	388,138
Other short-term borrowings		7,081	5,122
Other liabilities	[1]	121,138	113,648
Provisions		2,806	2,449
Liabilities for current tax		599	388
Deferred tax liabilities		537	538
Long-term debt		122,323	131,525
Trust preferred securities		513	500
Total liabilities		1,234,493	1,272,076
Common shares, no par value, nominal value of EUR 2.56		5,223	5,291
Additional paid-in capital		39,958	40,513
Retained earnings		18,841	17,769
Common shares in treasury, at cost		(54)	(331)
Accumulated other comprehensive income (loss), net of tax		(1,914)	(1,470)
Total shareholders equity		62,054	61,772
Additional equity components		8,551	8,578
Noncontrolling interests		1,723	1,791
Total equity		72,328	72,141
Total liabilities and equity		€ 1,306,820	€ 1,344,217

[1]	Includes non-current assets and disposal groups held for sale